OMB APPROVAL
OMB Number: 3235-0578

Expires: January 31, 2016
Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:

March 31

Date of reporting period:

December 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets Corporate Debt Fund
ING Emerging Markets Hard Currency Debt Fund
ING Emerging Markets Local Currency Debt Fund
ING Investment Grade Credit Fund

The schedules are not audited.

ING EMERGING MARKETS CORPORATE DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 90.9%
		Argentina: 0.8%
500,000	#	Arcos Dorados Holdings, Inc., 6.625%, 09/27/23	$509,000	0.8

		Brazil: 7.9%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	245,625	0.4
300,000	#	Banco BTG Pactual SA/Cayman Islands, 5.750%, 09/28/22	261,000	0.4
275,000		Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21	268,469	0.4
465,000		CSN Resources SA, 6.500%, 07/21/20	472,556	0.7
310,000		Fibria Overseas Finance Ltd., 6.750%, 03/03/21	341,000	0.5
500,000		Gerdau Holdings, Inc., 7.000%, 01/20/20	547,500	0.9
350,000		Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	324,625	0.5
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	278,250	0.4
350,000		JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	366,625	0.6
500,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	522,500	0.8
550,000		Petrobras Global Finance BV, 4.375%, 05/20/23	494,741	0.8
200,000		Petrobras Global Finance BV, 5.625%, 05/20/43	163,775	0.3
200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	198,500	0.3
250,000		Suzano Trading Ltd., 5.875%, 01/23/21	246,875	0.4
325,000		Vale Overseas Ltd, 4.375%, 01/11/22	316,960	0.5
			5,049,001	7.9

		Chile: 3.4%
800,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	782,342	1.2
400,000		Cencosud SA, 5.500%, 01/20/21	400,919	0.6
400,000		Colbun SA, 6.000%, 01/21/20	430,698	0.7
450,000		Telefonica Chile SA, 3.875%, 10/12/22	412,829	0.6
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	183,480	0.3
			2,210,268	3.4

		China: 7.8%
400,000		Agile Property Holdings Ltd., 8.875%, 04/28/17	423,000	0.7
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	311,374	0.5
200,000		China Overseas Finance Cayman IV Ltd., 4.875%, 02/15/17	211,774	0.3
250,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	245,396	0.4
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	496,412	0.8
400,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	357,400	0.5
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	203,342	0.3
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	359,547	0.6
500,000		Country Garden Holdings Co. Ltd., 7.500%, 01/10/23	481,250	0.7
400,000		Country Garden Holdings Co. Ltd., 11.125%, 02/23/18	446,000	0.7
400,000		Greentown China Holdings Ltd, 8.500%, 02/04/18	424,000	0.7
500,000		Kaisa Group Holdings Ltd, 8.875%, 03/19/18	513,750	0.8
500,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	525,000	0.8
			4,998,245	7.8

		Colombia: 4.6%
750,000		Bancolombia SA, 5.950%, 06/03/21	783,750	1.2
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	703,125	1.1
763,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	816,410	1.3
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	639,000	1.0
			2,942,285	4.6

		Czech Republic: 0.6%
400,000		CEZ A/S, 4.250%, 04/03/22	401,578	0.6

		Guatemala: 0.7%
500,000	#	Industrial Senior Trust, 5.500%, 11/01/22	462,500	0.7

		Hong Kong: 6.7%
350,000		Bestgain Real Estate, 2.625%, 03/13/18	327,746	0.5

ING EMERGING MARKETS CORPORATE DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Hong Kong: (continued)
500,000		China CITIC Bank International Ltd, 3.875%, 09/28/22	$490,000	0.8
280,000		Hongkong Electric Finance Ltd., 4.250%, 12/14/20	289,438	0.4
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	256,266	0.4
400,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	426,500	0.7
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	479,813	0.7
750,000		Noble Group Ltd., 6.750%, 01/29/20	795,000	1.2
500,000		Rosy Unicorn Ltd., 6.500%, 02/09/17	545,234	0.8
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	303,028	0.5
400,000		Wiseyear Holdings Ltd., 5.000%, 02/15/17	424,025	0.7
			4,337,050	6.7

		Hungary: 1.0%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	619,500	1.0

		India: 4.2%
200,000		Axis Bank Ltd./Dubai, 5.125%, 09/05/17	208,342	0.3
550,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	562,361	0.9
550,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	556,400	0.9
208,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	177,840	0.3
400,000	#	State Bank of India/London, 4.125%, 08/01/17	404,688	0.6
250,000	#	Vedanta Resources PLC, 6.000%, 01/31/19	243,125	0.4
350,000		Vedanta Resources PLC, 7.125%, 05/31/23	321,562	0.5
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	201,625	0.3
			2,675,943	4.2

		Indonesia: 3.6%
775,000		Adaro Indonesia PT, 7.625%, 10/22/19	820,531	1.3
500,000	#	Gajah Tunggal Tbk PT, 7.750%, 02/06/18	492,500	0.8
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	598,813	0.9
400,000		Listrindo Capital BV, 6.950%, 02/21/19	419,000	0.6
			2,330,844	3.6

		Israel: 1.8%
350,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	373,742	0.6
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	806,117	1.2
			1,179,859	1.8

		Jamaica: 2.0%
500,000		Digicel Group Ltd., 8.250%, 09/30/20	520,625	0.8
400,000	#	Digicel Group Ltd., 8.250%, 09/30/20	416,500	0.7
350,000	#	Digicel Ltd., 6.000%, 04/15/21	338,625	0.5
			1,275,750	2.0

		Kuwait: 0.8%
500,000		Burgan Finance No. 1 Jersey Ltd, 7.875%, 09/29/20	544,500	0.8

		Macau: 1.6%
1,050,000		MCE Finance Ltd., 5.000%, 02/15/21	1,026,375	1.6

		Mexico: 9.9%
300,000		America Movil S.A.B de CV, 5.000%, 03/30/20	326,060	0.5
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	708,750	1.1
400,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	406,000	0.6
825,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	880,687	1.4
250,000		Cemex SAB de CV, 5.875%, 03/25/19	251,250	0.4
1,000,000		Cemex SAB de CV, 9.000%, 01/11/18	1,102,500	1.7
350,000		Grupo Bimbo SAB de CV, 4.500%, 01/25/22	347,455	0.5
500,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	516,250	0.8
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	294,750	0.4
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	238,125	0.4
450,000		Sigma Alimentos SA de CV, 6.875%, 12/16/19	508,500	0.8
300,000		Tenedora Nemak SA de CV, 5.500%, 02/28/23	294,750	0.5
500,000	#	Tenedora Nemak SA de CV, 5.500%, 02/28/23	491,250	0.8
			6,366,327	9.9

ING EMERGING MARKETS CORPORATE DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Paraguay: 0.6%
400,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	$417,000	0.6

		Peru: 2.6%
650,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	682,500	1.1
400,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	364,000	0.6
625,000		Southern Copper Corp., 6.750%, 04/16/40	609,714	0.9
			1,656,214	2.6

		Poland: 1.7%
500,000		Eileme 2 AB, 11.625%, 01/31/20	604,364	0.9
500,000	#	PKO Finance AB, 4.630%, 09/26/22	499,625	0.8
			1,103,989	1.7

		Qatar: 1.6%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	544,142	0.9
400,000		Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.750%, 09/30/19	472,088	0.7
			1,016,230	1.6

		Russia: 10.0%
750,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.500%, 09/26/19	803,438	1.2
600,000		ALROSA Finance SA, 7.750%, 11/03/20	668,100	1.0
525,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	528,281	0.8
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	123,500	0.2
810,000		Metalloinvest Finance Ltd., 5.625%, 04/17/20	789,750	1.2
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	499,375	0.8
300,000		MTS International Funding Ltd., 8.625%, 06/22/20	355,500	0.6
600,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	552,000	0.9
700,000	#	Severstal OAO Via Steel Capital SA, 5.900%, 10/17/22	679,875	1.1
400,000	#	Sibur Securities Ltd., 3.914%, 01/31/18	392,500	0.6
750,000		VimpelCom Holdings BV, 5.950%, 02/13/23	710,625	1.1
300,000	#	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	309,000	0.5
			6,411,944	10.0

		Singapore: 1.1%
700,000		Stats Chippac Ltd., 4.500%, 03/20/18	700,000	1.1

		South Africa: 2.8%
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	244,101	0.4
1,000,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	1,075,000	1.7
500,000		Sasol Financing International PLC, 4.500%, 11/14/22	466,875	0.7
			1,785,976	2.8

		South Korea: 2.7%
650,000		POSCO, 5.250%, 04/14/21	704,249	1.1
400,000		Shinhan Bank, 4.375%, 07/27/17	428,584	0.7
565,000		Shinhan Bank, 5.663%, 03/02/35	589,013	0.9
			1,721,846	2.7

		Thailand: 0.7%
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	267,334	0.4
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	202,975	0.3
			470,309	0.7

		Turkey: 5.0%
250,000	#	Akbank TAS, 3.875%, 10/24/17	244,400	0.4
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	240,000	0.4
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	637,294	1.0
500,000		KOC Holding AS, 3.500%, 04/24/20	430,600	0.7
200,000	#	Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 05/02/18	187,000	0.3
250,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	224,625	0.3
200,000	#	Turkiye Halk Bankasi AS, 4.875%, 07/19/17	198,000	0.3
600,000	#	Turkiye Is Bankasi, 5.500%, 04/21/19	596,520	0.9
500,000	#	Yapi ve Kredi Bankasi AS, 5.500%, 12/06/22	423,700	0.7
			3,182,139	5.0

ING EMERGING MARKETS CORPORATE DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		United Arab Emirates: 4.7%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	$222,750	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	852,019	1.3
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	873,810	1.4
750,000		DP World Ltd., 6.850%, 07/02/37	740,625	1.2
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	314,265	0.5
			3,003,469	4.7

		Total Corporate Bonds/Notes (Cost $59,322,069)	58,398,141	90.9

FOREIGN GOVERNMENT BONDS: 1.8%
		Colombia: 1.3%
681,000		Ecopetrol SA, 7.625%, 07/23/19	810,390	1.3

		Hong Kong: 0.5%
300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	323,336	0.5

		Total Foreign Government Bonds (Cost $1,177,148)	1,133,726	1.8

		Total Long-Term Investments (Cost $60,499,217)	59,531,867	92.7

SHORT-TERM INVESTMENTS: 5.2%
		U.S. Treasury Bills: 1.5%
1,000,000		United States Treasury Bill, 0.030%, 03/13/14 (Cost $999,892)	999,932	1.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.7%
2,355,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $2,355,000)	2,355,000	3.7

		Total Short-Term Investments (Cost $3,354,892)	3,354,932	5.2

		Total Investments in Securities (Cost $63,854,109)	$62,886,799	97.9
		Assets in Excess of Other Liabilities	1,337,322	2.1
		Net Assets	$64,224,121	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of December 31, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $63,871,684.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$565,911
Gross Unrealized Depreciation	(1,550,796)
Net Unrealized Depreciation	$(984,885)

Sector Diversification	Percentage of Net Assets
Financial	24.8%
Basic Materials	13.8
Energy	13.3
Communications	11.2
Utilities	7.8
Diversified	6.3
Consumer, Non-cyclical	5.9
Consumer, Cyclical	4.0
Industrial	2.7
Foreign Government Bonds	1.8
Technology	1.1
Short-Term Investments	5.2
Assets in Excess of Other Liabilities	2.1
Net Assets	100.0%

ING EMERGING MARKETS CORPORATE DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$58,398,141	$—	$58,398,141
Short-Term Investments	2,355,000	999,932	—	3,354,932
Foreign Government Bonds	—	1,133,726	—	1,133,726
Total Investments, at fair value	$2,355,000	$60,531,799	$—	$62,886,799
Other Financial Instruments+
Futures	56,578	—	—	56,578
Total Assets	$2,411,578	$60,531,799	$—	$62,943,377
Liabilities Table
Other Financial Instruments+
Futures	$(47,867)	$—	$—	$(47,867)
Total Liabilities	$(47,867)	$—	$—	$(47,867)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

ING Emerging Markets Corporate Debt Fund Open Futures Contracts on December 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	8	03/31/14	$1,758,500	$(3,270)
U.S. Treasury 5-Year Note	28	03/31/14	3,340,750	(33,947)
U.S. Treasury Long Bond	2	03/31/14	256,625	(3,990)
U.S. Treasury Ultra Long Bond	3	03/20/14	408,750	(6,660)
			$5,764,625	$(47,867)
Short Contracts
U.S. Treasury 10-Year Note	(24)	03/20/14	(2,953,125)	56,578
			$(2,953,125)	$56,578

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$56,578
Total Asset Derivatives		$56,578

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$47,867
Total Liability Derivatives		$47,867

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 6.1%
		Brazil: 0.6%
1,000,000	#	Caixa Economica Federal, 4.500%, 10/03/18	$996,000	0.6

		Indonesia: 1.0%
2,000,000		Pertamina Persero PT, 5.625%, 05/20/43	1,595,000	1.0

		Kazakhstan: 2.6%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,572,725	1.0
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	922,000	0.6
1,800,000		KazMunayGas National Co. JSC, 4.400%, 04/30/23	1,674,000	1.0
			4,168,725	2.6

		Mexico: 0.7%
1,000,000	#	Offshore Drilling Holding SA, 8.375%, 09/20/20	1,070,000	0.7

		Panama: 1.0%
1,750,000	#	AES El Salvador Trust II, 6.750%, 03/28/23	1,671,250	1.0

		Turkey: 0.2%
375,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	382,376	0.2

		Total Corporate Bonds/Notes (Cost $10,215,947)	9,883,351	6.1

FOREIGN GOVERNMENT BONDS: 82.6%
		Angola: 1.4%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,224,250	1.4

		Argentina: 2.1%
2,388,341		Argentina Government International Bond, 2.500%, 12/31/38	985,191	0.6
1,384,661		Argentina Government International Bond, 8.280%, 12/31/33	1,052,342	0.6
1,400,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	1,414,000	0.9
			3,451,533	2.1

		Armenia: 0.9%
1,500,000	#	Republic of Armenia, 6.000%, 09/30/20	1,496,250	0.9

		Aruba: 0.7%
1,250,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,184,375	0.7

		Belarus: 2.4%
3,800,000		Republic of Belarus, 8.750%, 08/03/15	3,857,000	2.4

		Belize: 1.0%
2,516,100	#	Belize Government International Bond, 5.000%, 02/20/38	1,610,304	1.0

		Bolivia: 0.6%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	997,500	0.6

		Brazil: 3.4%
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	793,000	0.5
4,340,000		Brazilian Government International Bond, 2.625%, 01/05/23	3,743,250	2.3
1,000,000		Federal Republic of Brazil, 5.625%, 01/07/41	975,000	0.6
			5,511,250	3.4

		Bulgaria: 0.5%
766,000		Bulgaria Government Bond, 8.250%, 01/15/15	827,357	0.5

		Chile: 0.8%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,363,311	0.8

		Colombia: 2.5%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	351,600	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/41	538,750	0.3
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,935,000	1.2
1,000,000		Ecopetrol SA, 7.625%, 07/23/19	1,190,000	0.8
			4,015,350	2.5

		Costa Rica: 0.9%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,014,750	0.6

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Costa Rica: (continued)
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	$513,000	0.3
			1,527,750	0.9

		Croatia: 3.1%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	977,500	0.6
1,000,000	#	Croatia Government International Bond, 5.500%, 04/04/23	977,500	0.6
3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	3,067,500	1.9
			5,022,500	3.1

		Dominican Republic: 1.3%
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,013,250	0.7
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,005,000	0.6
			2,018,250	1.3

		Ecuador: 1.0%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,590,000	1.0

		Egypt: 0.7%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,081,975	0.7

		El Salvador: 0.1%
250,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	237,500	0.1

		Gabon: 1.6%
2,596,000	#	Gabonese Republic, 6.375%, 12/12/24	2,615,470	1.6

		Guatemala: 1.2%
1,600,000		Guatemala Government Bond, 8.125%, 10/06/34	1,956,000	1.2

		Hungary: 1.9%
400,000		Hungary Government International Bond, 5.375%, 02/21/23	397,000	0.2
2,500,000		Hungary Government International Bond, 7.625%, 03/29/41	2,746,875	1.7
			3,143,875	1.9

		Indonesia: 1.8%
2,450,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,976,750	1.8

		Ivory Coast: 1.4%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,205,000	1.4

		Kazakhstan: 0.7%
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,157,100	0.7

		Latvia: 0.6%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	958,750	0.6

		Lebanon: 1.5%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,408,250	1.5

		Lithuania: 2.0%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,459,625	1.5
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	702,750	0.5
			3,162,375	2.0

		Mexico: 4.0%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	772,500	0.5
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	991,250	0.6
5,200,000		Petroleos Mexicanos, 5.500%, 06/27/44	4,771,000	2.9
			6,534,750	4.0

		Morocco: 1.7%
1,000,000		Morocco Government International Bond, 4.250%, 12/11/22	930,000	0.6
1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	930,000	0.6
1,000,000	#	Morocco Government International Bond, 5.500%, 12/11/42	840,000	0.5
			2,700,000	1.7

		Namibia: 0.9%
1,450,000		Namibia International Bonds, 5.500%, 11/03/21	1,486,250	0.9

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Nigeria: 1.4%
NGN 200,000,000		Nigeria Government Bond, 12.060%, 03/20/14	$1,218,143	0.8
1,000,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	1,035,000	0.6
			2,253,143	1.4

		Pakistan: 0.5%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	492,500	0.3
294,000		Pakistan Government International Bond, 7.875%, 03/31/36	246,225	0.2
			738,725	0.5

		Panama: 2.1%
600,000		Panama Government International Bond, 4.300%, 04/29/53	462,000	0.3
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,312,500	0.8
1,506,000		Panama Government International Bond, 6.700%, 01/26/36	1,690,485	1.0
			3,464,985	2.1

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,045,000	0.6
300,000	#	Republic of Paraguay, 4.625%, 01/25/23	285,000	0.2
			1,330,000	0.8

		Peru: 2.5%
3,500,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	3,141,250	2.0
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	869,610	0.5
			4,010,860	2.5

		Philippines: 4.0%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,177,500	0.7
3,000,000		Philippine Government International Bond, 7.750%, 01/14/31	3,960,000	2.5
400,000		Philippine Government International Bond, 8.375%, 06/17/19	512,000	0.3
670,000		Republic of the Philippines, 6.375%, 10/23/34	798,975	0.5
			6,448,475	4.0

		Poland: 2.2%
3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,515,050	2.2

		Romania: 1.6%
1,100,000	#	Romanian Government International Bond, 4.375%, 08/22/23	1,067,000	0.7
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,491,762	0.9
			2,558,762	1.6

		Russia: 5.4%
RUB 30,000,000	#	AHML Finance Ltd., 7.750%, 02/13/18	901,979	0.5
4,800,000	#	Russian Foreign Bond—Eurobond, 4.875%, 09/16/23	4,860,000	3.0
2,588,300		Russian Foreign Bond—Eurobond, 7.500%, 03/31/30	3,021,064	1.9
			8,783,043	5.4

		South Africa: 2.0%
3,571,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	3,161,049	2.0

		Sri Lanka: 0.5%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	822,150	0.5

		Tanzania: 1.3%
2,000,000		Tanzania Government International Bond, 6.392%, 03/09/20	2,100,000	1.3

		Trinidad And Tobago: 1.8%
1,877,083		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,999,094	1.2
714,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	899,640	0.6
			2,898,734	1.8

		Turkey: 3.1%
3,000,000		Turkey Government International Bond, 6.000%, 01/14/41	2,645,250	1.7
2,144,000		Turkey Government International Bond, 7.375%, 02/05/25	2,319,808	1.4
			4,965,058	3.1

		Ukraine: 3.0%
1,500,000		Ukraine Government International Bond, 6.750%, 11/14/17	1,387,500	0.9
3,500,000	#	Ukraine Government International Bond, 6.750%, 11/14/17	3,237,500	2.0

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Ukraine: (continued)
200,000		Ukraine Government International Bond, 7.800%, 11/28/22	$181,800	0.1
			4,806,800	3.0

		Uruguay: 2.3%
2,200,000		Uruguay Government International Bond, 4.500%, 08/14/24	2,205,500	1.4
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	955,738	0.6
162,288	&	Uruguay Government International Bond, 7.875%, 01/15/33	201,237	0.1
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	373,500	0.2
			3,735,975	2.3

		Venezuela: 4.2%
4,500,000		Petroleos de Venezuela SA, 4.900%, 10/28/14	4,117,500	2.5
3,900,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	2,749,500	1.7
			6,867,000	4.2

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,311,000	0.8

		Zambia: 0.4%
660,000	#	Zambia Government International Bond, 5.375%, 09/20/22	574,200	0.4

		Total Foreign Government Bonds (Cost $141,115,379)	133,666,034	82.6

		Total Long-Term Investments (Cost $151,331,326)	143,549,385	88.7

SHORT-TERM INVESTMENTS: 9.0%
		U.S. Treasury Bills: 6.2%
10,000,000		United States Treasury Bill, 0.050%, 03/06/14 (Cost $9,998,614)	9,999,080	6.2

Shares			Value	Percentage of Net Assets

		Mutual Funds: 2.8%
4,504,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $4,504,000)	4,504,000	2.8

		Total Short-Term Investments (Cost $14,502,614)	14,503,080	9.0

		Total Investments in Securities (Cost $165,833,940)	$158,052,465	97.7
		Assets in Excess of Other Liabilities	3,677,980	2.3
		Net Assets	$161,730,445	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of December 31, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

NGN	Nigerian Naira

RUB	Russian Ruble

Cost for federal income tax purposes is $166,292,829.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,282,580
Gross Unrealized Depreciation	(9,522,944)
Net Unrealized Depreciation	$(8,240,364)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	82.6%
Energy	2.7
Financial	1.6
Utilities	1.0
Consumer, Non-cyclical	0.8
Short-Term Investments	9.0
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$9,883,351	$—	$9,883,351
Short-Term Investments	4,504,000	9,999,080	—	14,503,080
Foreign Government Bonds	—	133,666,034	—	133,666,034
Total Investments, at fair value	$4,504,000	$153,548,465	$—	$158,052,465
Other Financial Instruments+
Futures	142,517	—	—	142,517
OTC Swaps	—	393,466	—	393,466
Total Assets	$4,646,517	$153,941,931	$—	$158,588,448
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(11,975)	$—	$(11,975)
Futures	(280,911)	—	—	(280,911)
Total Liabilities	$(280,911)	$(11,975)	$—	$(292,886)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2013, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Hard Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Russian Ruble	29,853,236	Sell	03/07/14	$887,288	$899,263	$(11,975)
							$(11,975)

ING Emerging Markets Hard Currency Debt Fund Open Futures Contracts on December 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	52	03/31/14	$11,430,250	$(21,255)
U.S. Treasury 5-Year Note	69	03/31/14	8,232,562	(107,993)
U.S. Treasury Long Bond	67	03/31/14	8,596,938	(151,663)
			$28,259,750	$(280,911)
Short Contracts
U.S. Treasury 10-Year Note	(1)	03/20/14	(123,047)	2,357
U.S. Treasury Ultra Long Bond	(65)	03/20/14	(8,856,250)	140,160
			$(8,979,297)	$142,517

ING Emerging Markets Hard Currency Debt Fund Over-the-Counter Credit Default Swap Agreements Outstanding on December 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Bolivarian Republic of Venezuela	Buy	(5.000)	12/20/18	USD 1,000,000	$225,341	$156,608	$68,733
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD 3,223,000	168,125	55,868	112,257
						$393,466	$212,476	$180,990

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$142,517
Credit contracts	Credit default swaps	393,466
Total Asset Derivatives		$535,983

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$11,975
Interest rate contracts	Futures contracts	280,911
Total Liability Derivatives		$292,886

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2013:

Assets:	Barclays Bank PLC	Deutsche Bank AG	Totals
Credit default swap agreements	$—	$393,466	$393,466
Total Assets	$—	$393,466	$393,466
Liabilities:
Forward foreign currency contracts	$11,975	$—	$11,975
Total Liabilities	$11,975	$—	$11,975

Net OTC derivative instruments by counterparty, at fair value	$(11,975)	$393,466	381,491

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—

Net Exposure(1)	$(11,975)	$393,466	$381,491

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposurerepresents amounts due from the Fund.

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 2.7%
		Brazil: 1.9%
BRL 1,631,000		Banco Votorantim SA, 6.250%, 05/16/16	$769,924	0.8
BRL 2,162,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,020,587	1.1
			1,790,511	1.9

		Turkey: 0.8%
TRY 1,750,000	#	Akbank TAS, 7.500%, 02/05/18	700,042	0.8

		Total Corporate Bonds/Notes
		(Cost $3,108,401)	2,490,553	2.7

FOREIGN GOVERNMENT BONDS: 69.4%
		Brazil: 3.3%
BRL 8,000,000		Brazil Notas do Tesouro Nacional Series F, 1.270%, 01/01/21	3,104,069	3.3

		Dominican Republic: 1.3%
DOP 35,500,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	875,549	1.0
DOP 11,870,000		Dominican Republic International Bond, 15.500%, 04/19/19	307,348	0.3
			1,182,897	1.3

		Ghana: 2.5%
2,500,000		Republic of Ghana, 7.875%, 08/07/23	2,368,750	2.5

		Hungary: 3.1%
HUF 100,000,000		Hungary Government Bond, 6.500%, 06/24/19	499,990	0.5
HUF 160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	761,628	0.8
HUF 330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,671,538	1.8
			2,933,156	3.1

		Malaysia: 5.4%
MYR 150,000		Malaysia Government Bond, 3.172%, 07/15/16	45,626	0.1
MYR 10,000,000		Malaysia Government Bond, 3.480%, 03/15/23	2,907,211	3.1
MYR 5,000,000		Malaysia Government Bond, 3.889%, 07/31/20	1,516,874	1.6
MYR 1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	542,628	0.6
			5,012,339	5.4

		Mexico: 11.8%
MXN 29,300,000		Mexican Bonos, 8.500%, 12/13/18	2,539,606	2.7
MXN 115,000,000	#	Petroleos Mexicanos, 7.190%, 09/12/24	8,473,888	9.1
			11,013,494	11.8

		Nigeria: 5.2%
NGN 20,860,000		Nigeria Government Bond, 16.390%, 01/27/22	150,917	0.2
NGN 950,000,000		Nigeria Government Bond, 10.000%, 07/23/30	4,705,752	5.0
			4,856,669	5.2

		Peru: 4.6%
PEN 3,920,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	1,599,285	1.7
PEN 300,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	126,240	0.2
PEN 6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,551,207	2.7
			4,276,732	4.6

		Philippines: 1.4%
PHP 61,000,000		Philippine Government International Bond, 3.900%, 11/26/22	1,343,491	1.4

		Poland: 4.8%
PLN 6,950,000		Poland Government Bond, 4.000%, 10/25/23	2,242,197	2.4
PLN 6,000,000		Poland Government Bond, 5.750%, 04/25/29	2,222,406	2.4
			4,464,603	4.8

		Romania: 1.7%
RON 4,800,000		Romania Government Bond, 6.000%, 04/30/16	1,547,764	1.7

		Russia: 4.6%
RUB 125,000,000		Russian Federal Bond — OFZ, 7.600%, 04/14/21	3,859,339	4.1
RUB 13,900,000		Russian Federal Bond — OFZ, 8.150%, 02/03/27	437,399	0.5
			4,296,738	4.6

		South Africa: 6.1%
ZAR 56,303,122		South Africa Government Bond, 6.250%, 03/31/36	3,951,814	4.2

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		South Africa: (continued)
ZAR 15,400,000		South Africa Government Bond, 10.500%, 12/21/26	$1,732,510	1.9
			5,684,324	6.1

		Thailand: 3.8%
THB 120,000,000		Thailand Government Bond, 3.625%, 06/16/23	3,581,339	3.8

		Turkey: 9.8%
TRY 5,180,000		Turkey Government Bond, 7.100%, 03/08/23	1,979,922	2.1
TRY 6,000,000		Turkey Government Bond, 9.000%, 03/08/17	2,720,521	2.9
TRY 10,000,000		Turkey Government Bond, 9.500%, 01/12/22	4,491,377	4.8
			9,191,820	9.8

		Total Foreign Government Bonds
		(Cost $69,723,153)	64,858,185	69.4

CREDIT-LINKED NOTES: 11.0%
		Colombia: 3.1%
3,625,000	#	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	2,855,499	3.1

		Indonesia: 7.9%
IDR 56,500,000,000	#	Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	4,325,755	4.6
IDR 40,000,000,000	#	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	3,105,999	3.3
			7,431,754	7.9

		Total Credit-Linked Notes
		(Cost $15,108,481)	10,287,253	11.0

		Total Long-Term Investments
		(Cost $87,940,035)	77,635,991	83.1

SHORT-TERM INVESTMENTS: 12.3%
		U.S. Treasury Bills: 7.0%
6,500,000		United States Treasury Bill, 0.030%, 03/13/14
		(Cost $6,499,414)	6,499,558	7.0

		Foreign Government Bonds: 0.5%
NGN 23,000,000		Nigeria Government Bond, 10.800%, 01/23/14	142,790	0.2
NGN 49,450,000	Z	Nigeria Treasury Bill, 9.170%, 03/06/14	304,126	0.3
			446,916	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.8%
4,521,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
		(Cost $4,521,000)	4,521,000	4.8

		Total Short-Term Investments
		(Cost $11,470,235)	11,467,474	12.3

		Total Investments in Securities
		(Cost $99,410,270)	$89,103,465	95.4
		Assets in Excess of Other Liabilities	4,333,876	4.6
		Net Assets	$93,437,341	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of December 31, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real

DOP	Dominican Peso

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian New Leu

RUB	Russian Ruble

THB	Thai Baht

TRY	Turkish New Lira

ZAR	South African Rand

Cost for federal income tax purposes is $99,788,126.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$331,845
Gross Unrealized Depreciation	(11,016,506)
Net Unrealized Depreciation	$(10,684,661)

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	69.9%
Credit-Linked Notes	11.0
Financial	2.7
Short-Term Investments	11.8
Assets in Excess of Other Liabilities	4.6
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$2,490,553	$—	$2,490,553
Short-Term Investments	4,521,000	6,946,474	—	11,467,474
Credit-Linked Notes	—	10,287,253	—	10,287,253
Foreign Government Bonds	—	64,858,185	—	64,858,185
Total Investments, at fair value	$4,521,000	$84,582,465	$—	$89,103,465
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,218,530	—	1,218,530
Futures	30,929	—	—	30,929
OTC Swaps	—	87,644	—	87,644
Total Assets	$4,551,929	$85,888,639	$—	$90,440,568
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(741,950)	$—	$(741,950)
Futures	(5,116)	—	—	(5,116)
OTC Swaps	—	(448,027)	—	(448,027)
Total Liabilities	$(5,116)	$(1,189,977)	$—	$(1,195,093)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2013, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	1,409,567	Buy	02/07/14	$1,925,000	$1,939,121	$14,121
Barclays Bank PLC	EU Euro	2,693,062	Buy	02/07/14	3,692,000	3,704,809	12,809
Barclays Bank PLC	Malaysian Ringgit	4,780,953	Buy	02/07/14	1,467,000	1,456,596	(10,404)
Barclays Bank PLC	EU Euro	2,906,440	Buy	02/07/14	4,000,000	3,998,350	(1,650)
Barclays Bank PLC	EU Euro	1,310,134	Buy	02/07/14	1,800,000	1,802,334	2,334
Barclays Bank PLC	EU Euro	2,942,427	Buy	02/07/14	4,014,000	4,047,856	33,856
Barclays Bank PLC	Indian Rupee	240,499	Buy	02/07/14	3,831	3,861	30
Barclays Bank PLC	Mexican Peso	21,125,637	Buy	03/07/14	1,608,000	1,609,758	1,758
Barclays Bank PLC	Russian Ruble	75,549,250	Buy	03/07/14	2,287,050	2,275,755	(11,295)
Barclays Bank PLC	Brazilian Real	4,077,153	Buy	03/07/14	1,710,000	1,701,122	(8,878)
Barclays Bank PLC	Polish Zloty	12,036,127	Buy	03/07/14	3,933,761	3,968,488	34,727
Barclays Bank PLC	Peruvian Nuevo Sol	5,121,000	Buy	03/07/14	1,800,000	1,813,045	13,045
Barclays Bank PLC	Hungarian Forint	516,641,015	Buy	03/07/14	2,306,471	2,382,514	76,043
Barclays Bank PLC	Russian Ruble	274,489,857	Buy	03/07/14	8,158,293	8,268,401	110,108
Barclays Bank PLC	South African Rand	21,098,580	Buy	03/07/14	2,000,000	1,992,945	(7,055)
Barclays Bank PLC	Chilean Peso	1,500,668,614	Buy	03/07/14	2,778,862	2,835,538	56,676
Citigroup, Inc.	Brazilian Real	2,396,000	Buy	03/07/14	1,000,000	999,690	(310)
Citigroup, Inc.	Malaysian Ringgit	5,768,690	Buy	02/07/14	1,782,000	1,757,526	(24,474)
Citigroup, Inc.	Philippine Peso	58,997,760	Buy	02/07/14	1,336,000	1,335,547	(453)
Citigroup, Inc.	Turkish Lira	5,861,395	Buy	03/07/14	2,676,397	2,690,939	14,542
Citigroup, Inc.	Polish Zloty	5,697,027	Buy	03/07/14	1,858,000	1,878,394	20,394
Citigroup, Inc.	Hungarian Forint	464,059,082	Buy	03/07/14	2,104,000	2,140,030	36,030
Citigroup, Inc.	Mexican Peso	29,085,412	Buy	03/07/14	2,235,000	2,216,287	(18,713)
Citigroup, Inc.	Mexican Peso	12,928,457	Buy	03/07/14	1,000,000	985,139	(14,861)
Citigroup, Inc.	Mexican Peso	10,314,759	Buy	03/07/14	792,644	785,977	(6,667)
Citigroup, Inc.	Turkish Lira	40,000	Buy	03/07/14	19,405	18,364	(1,041)

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	South African Rand	129,438	Buy	03/07/14	$12,340	$12,226	$(114)
Citigroup, Inc.	Mexican Peso	26,395,038	Buy	03/07/14	2,000,000	2,011,283	11,283
Citigroup, Inc.	South African Rand	35,947,607	Buy	03/07/14	3,391,124	3,395,566	4,442
Credit Suisse Group AG	Malaysian Ringgit	4,839,750	Buy	02/07/14	1,500,000	1,474,509	(25,491)
Credit Suisse Group AG	Malaysian Ringgit	8,100,000	Buy	02/07/14	2,500,000	2,467,798	(32,202)
Credit Suisse Group AG	Philippine Peso	2,571,347	Buy	02/07/14	58,774	58,209	(565)
Credit Suisse Group AG	Mexican Peso	21,433,295	Buy	03/07/14	1,640,350	1,633,201	(7,149)
Credit Suisse Group AG	Mexican Peso	25,300,647	Buy	03/07/14	1,935,000	1,927,891	(7,109)
Credit Suisse Group AG	Mexican Peso	28,624,483	Buy	03/07/14	2,201,000	2,181,165	(19,835)
Credit Suisse Group AG	Malaysian Ringgit	6,496,600	Buy	03/07/14	2,000,000	1,975,828	(24,172)
Credit Suisse Group AG	Peruvian Nuevo Sol	5,121,900	Buy	03/07/14	1,800,000	1,813,364	13,364
Deutsche Bank AG	Philippine Peso	102,804,480	Buy	02/07/14	2,328,000	2,327,210	(790)
Deutsche Bank AG	EU Euro	2,884,145	Buy	02/07/14	3,913,000	3,967,678	54,678
Deutsche Bank AG	EU Euro	2,888,247	Buy	02/07/14	3,913,000	3,973,321	60,321
Deutsche Bank AG	South Korean Won	1,194,633,550	Buy	02/07/14	1,121,616	1,134,499	12,883
Deutsche Bank AG	Malaysian Ringgit	10,214,807	Buy	02/07/14	3,157,591	3,112,109	(45,482)
Deutsche Bank AG	Mexican Peso	22,954,725	Buy	03/07/14	1,746,740	1,749,134	2,394
Deutsche Bank AG	Peruvian Nuevo Sol	2,639,520	Buy	03/07/14	936,000	934,499	(1,501)
Deutsche Bank AG	Mexican Peso	19,587,000	Buy	03/07/14	1,500,000	1,492,515	(7,485)
Deutsche Bank AG	Polish Zloty	12,576,600	Buy	03/07/14	4,107,499	4,146,689	39,190
Deutsche Bank AG	Mexican Peso	30,735	Buy	03/07/14	2,345	2,342	(3)
Deutsche Bank AG	Taiwan New Dollar	279,010	Buy	03/07/14	9,423	9,364	(59)
Deutsche Bank AG	Colombian Peso	546,298,600	Buy	03/07/14	278,681	282,113	3,432
Goldman Sachs Co.	Taiwan New Dollar	98,200,360	Buy	03/07/14	3,292,000	3,295,628	3,628
Goldman Sachs Co.	Brazilian Real	9,961,745	Buy	03/07/14	4,114,213	4,156,366	42,153
HSBC	Chinese Offshore Yuan	9,596,628	Buy	01/14/14	1,524,000	1,583,968	59,968
HSBC	EU Euro	2,836,214	Buy	02/07/14	3,892,000	3,901,740	9,740
HSBC	Hungarian Forint	66,067,680	Buy	03/07/14	297,598	304,674	7,076
JPMorgan Chase & Co.	EU Euro	1,310,109	Buy	02/07/14	1,800,000	1,802,299	2,299
UBS AG	Mexican Peso	12,966,021	Buy	03/07/14	1,000,000	988,001	(11,999)
							$463,567

Barclays Bank PLC	EU Euro	2,754,013	Sell	02/07/14	$3,792,000	$3,788,657	$3,343
Barclays Bank PLC	EU Euro	3,707,531	Sell	02/07/14	5,038,776	5,100,399	(61,623)
Barclays Bank PLC	Brazilian Real	1,507,828	Sell	03/07/14	628,000	629,115	(1,115)
Barclays Bank PLC	Russian Ruble	75,356,520	Sell	03/07/14	2,262,042	2,269,949	(7,907)
Barclays Bank PLC	Mexican Peso	25,157,903	Sell	03/07/14	1,935,000	1,917,014	17,986
Barclays Bank PLC	Peruvian Nuevo Sol	5,239,560	Sell	03/07/14	1,858,000	1,855,021	2,979
Barclays Bank PLC	Taiwan New Dollar	97,578,800	Sell	03/07/14	3,310,000	3,274,768	35,232
Barclays Bank PLC	Russian Ruble	39,530,700	Sell	03/07/14	1,188,000	1,190,775	(2,775)
Barclays Bank PLC	Russian Ruble	99,558,175	Sell	03/07/14	3,001,000	2,998,970	2,030
Barclays Bank PLC	Romanian New Leu	1,151,124	Sell	03/07/14	347,399	353,193	(5,794)
Barclays Bank PLC	Mexican Peso	10,038,872	Sell	03/07/14	764,634	764,955	(321)
Barclays Bank PLC	Mexican Peso	15,453,173	Sell	03/07/14	1,161,046	1,177,521	(16,475)
Citigroup, Inc.	Malaysian Ringgit	4,817,250	Sell	02/07/14	1,500,000	1,467,655	32,345
Citigroup, Inc.	Thai Baht	28,743,657	Sell	02/07/14	885,019	873,208	11,811
Citigroup, Inc.	Mexican Peso	28,055,850	Sell	03/07/14	2,154,000	2,137,835	16,165
Citigroup, Inc.	Chilean Peso	256,183,200	Sell	03/07/14	483,000	484,062	(1,062)
Citigroup, Inc.	Peruvian Nuevo Sol	5,322,941	Sell	03/07/14	1,898,000	1,884,541	13,459
Citigroup, Inc.	Hungarian Forint	447,836,600	Sell	03/07/14	2,000,000	2,065,219	(65,219)
Citigroup, Inc.	Turkish Lira	5,682,657	Sell	03/07/14	2,727,065	2,608,882	118,183
Citigroup, Inc.	Mexican Peso	26,323,072	Sell	03/07/14	2,000,000	2,005,799	(5,799)
Citigroup, Inc.	Czech Koruna	12,476,375	Sell	03/07/14	616,612	628,600	(11,988)
Citigroup, Inc.	Mexican Peso	13,203,427	Sell	03/07/14	1,000,000	1,006,092	(6,092)
Citigroup, Inc.	Mexican Peso	13,215,927	Sell	03/07/14	1,000,000	1,007,044	(7,044)
Credit Suisse Group AG	Singapore Dollar	7,424	Sell	02/07/14	5,912	5,883	29

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Brazilian Real	4,033,035	Sell	03/07/14	$1,710,000	$1,682,715	$27,285
Credit Suisse Group AG	Chilean Peso	261,744,000	Sell	03/07/14	492,000	494,570	(2,570)
Credit Suisse Group AG	South African Rand	21,080,000	Sell	03/07/14	2,000,000	1,991,190	8,810
Credit Suisse Group AG	Peruvian Nuevo Sol	7,452,405	Sell	03/07/14	2,611,214	2,638,459	(27,245)
Deutsche Bank AG	Chinese Offshore Yuan	2,606,720	Sell	01/14/14	420,000	430,251	(10,251)
Deutsche Bank AG	Chinese Offshore Yuan	6,989,909	Sell	01/14/14	1,121,130	1,153,717	(32,587)
Deutsche Bank AG	EU Euro	1,229,120	Sell	02/07/14	1,692,000	1,690,883	1,117
Deutsche Bank AG	Malaysian Ringgit	6,424,000	Sell	02/07/14	2,000,000	1,957,177	42,823
Deutsche Bank AG	EU Euro	2,948,391	Sell	02/07/14	4,000,000	4,056,061	(56,061)
Deutsche Bank AG	Indonesian Rupiah	13,598,146,700	Sell	02/07/14	1,109,147	1,105,461	3,686
Deutsche Bank AG	EU Euro	1,470,489	Sell	02/07/14	2,000,000	2,022,931	(22,931)
Deutsche Bank AG	Chilean Peso	893,934,800	Sell	03/07/14	1,672,000	1,689,104	(17,104)
Deutsche Bank AG	Mexican Peso	42,698,308	Sell	03/07/14	3,290,000	3,253,580	36,420
Deutsche Bank AG	Mexican Peso	26,319,130	Sell	03/07/14	2,000,000	2,005,499	(5,499)
Deutsche Bank AG	Polish Zloty	2,543,499	Sell	03/07/14	824,339	838,629	(14,290)
Deutsche Bank AG	Israeli New Shekel	21,497	Sell	03/07/14	6,090	6,185	(95)
HSBC	EU Euro	1,319,440	Sell	02/07/14	1,800,000	1,815,135	(15,135)
HSBC	EU Euro	2,872,888	Sell	02/07/14	3,913,000	3,952,192	(39,192)
JPMorgan Chase & Co.	EU Euro	1,373,752	Sell	02/07/14	1,892,000	1,889,852	2,148
JPMorgan Chase & Co.	EU Euro	2,929,461	Sell	02/07/14	4,014,000	4,030,019	(16,019)
JPMorgan Chase & Co.	Turkish Lira	4,380,701	Sell	03/07/14	2,078,211	2,011,159	67,052
JPMorgan Chase & Co.	Mexican Peso	25,039,310	Sell	03/07/14	1,930,000	1,907,977	22,023
JPMorgan Chase & Co.	Mexican Peso	566,317	Sell	03/07/14	43,433	43,153	280
							$13,013

ING Emerging Markets Local Currency Debt Fund Open Futures Contracts on December 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	7	03/31/14	$1,538,687	$(2,861)
U.S. Treasury Long Bond	2	03/31/14	256,625	(2,255)
			$1,795,312	$(5,116)
Short Contracts
U.S. Treasury 10-Year Note	(14)	03/20/14	(1,722,656)	29,059
U.S. Treasury Ultra Long Bond	(2)	03/20/14	(272,500)	1,870
			$(1,995,156)	$30,929

ING Emerging Markets Local Currency Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on December 31, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 8.850% Counterparty: Deutsche Bank AG	01/02/17	BRL 11,700,000	$(299,646)	$—	$(299,646)
Receive a fixed rate equal to 4.940% and pay a floating rate based on the CLP-PuntaCamara-BCC (OIS) Counterparty: Barclays Bank PLC	10/10/14	CLP 7,550,000,000	85,525	—	85,525
Receive a floating rate based on the CLP-PuntaCamara-BCC (OIS) and pay a fixed rate equal to 5.140% Counterparty: Barclays Bank PLC	10/10/17	CLP 3,300,000,000	(122,973)	—	(122,973)
Receive a floating rate based on the CL-PuntaCamara-BCC and pay a fixed rate equal to 4.300% Counterparty: Deutsche Bank AG	11/15/15	CLP 14,000,000,000	2,119	—	2,119
Receive a fixed rate equal to 5.390% and pay a floating rate based on the 28-day MXN-TIIE-Banxico Counterparty: Deutsche Bank AG	12/18/18	MXN 15,000,000	(8,718)	—	(8,718)
Receive a fixed rate equal to 5.440% and pay a floating rate based on the 28-day MXN-TIIE-Banxico Counterparty: Deutsche Bank AG	12/18/18	MXN 41,200,000	(16,690)	—	(16,690)
			$(360,383)	$—	$(360,383)

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,218,530
Interest rate contracts	Futures contracts	30,929
Interest rate contracts	Interest rate swaps	87,644
Total Asset Derivatives		$1,337,103

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$741,950
Interest rate contracts	Futures contracts	5,116
Interest rate contracts	Interest rate swaps	448,027
Total Liability Derivatives		$1,195,093

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$417,077	$278,654	$49,488	$256,944	$45,781	$76,784	$93,802	$—	$1,218,530
Interest rate swap agreements	85,525	—	—	2,119	—	—	—	—	87,644
Total Assets	$502,602	$278,654	$49,488	$259,063	$45,781	$76,784	$93,802	$—	$1,306,174

Liabilities:
Forward foreign currency contracts	$135,292	$163,837	$146,338	$214,138	$—	$54,327	$16,019	$11,999	$741,950
Interest rate swap agreements	122,973	—	—	325,054	—	—	—	—	448,027
Total Liabilities	$258,265	$163,837	$146,338	$539,192	$—	$54,327	$16,019	$11,999	$1,189,977

Net OTC derivative instruments by counterparty, at fair value	$244,337	$114,817	$(96,850)	$(280,129)	$45,781	$22,457	$77,783	$(11,999)	$116,197

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$100,000	$—	$—	$—	$—	$100,000

Net Exposure(1)	$244,337	$114,817	$(96,850)	$(180,129)	$45,781	$22,457	$77,783	$(11,999)	$216,197

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 95.1%
		Basic Materials 4.1%
336,000		Barrick Gold Corp., 2.500%, 05/01/18	$330,931	0.5
325,000		BHP Billiton Finance USA Ltd, 3.850%, 09/30/23	326,527	0.5
500,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	508,494	0.8
320,000		Cabot Corp., 2.550%, 01/15/18	319,722	0.5
300,000		Eastman Chemical Co., 2.400%, 06/01/17	303,348	0.4
600,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	597,413	0.9
325,000		Teck Resources Ltd, 2.500%, 02/01/18	327,132	0.5
			2,713,567	4.1

		Communications: 13.7%
900,000		AT&T, Inc., 4.300%, 12/15/42	763,598	1.1
250,000		AT&T, Inc., 5.350%, 09/01/40	247,412	0.4
300,000		CBS Corp., 5.900%, 10/15/40	304,297	0.5
325,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 04/15/23	304,337	0.5
500,000	#	COX Communications, Inc., 4.500%, 06/30/43	403,103	0.6
150,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 03/15/15	154,991	0.2
350,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	314,405	0.5
500,000		Discovery Communications LLC, 4.875%, 04/01/43	461,352	0.7
325,000	#	News America, Inc., 4.000%, 10/01/23	321,332	0.5
284,000		News America, Inc., 6.150%, 02/15/41	316,594	0.5
665,000		Thomson Reuters Corp., 4.300%, 11/23/23	668,098	1.0
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	406,238	0.6
330,000		Time Warner, Inc., 4.050%, 12/15/23	329,157	0.5
500,000		Time Warner, Inc., 4.900%, 06/15/42	474,755	0.7
917,000		Verizon Communications, Inc., 5.150%, 09/15/23	984,913	1.5
675,000		Verizon Communications, Inc., 6.400%, 09/15/33	776,473	1.2
500,000		Verizon Communications, Inc., 6.550%, 09/15/43	585,109	0.9
300,000		Viacom, Inc., 2.500%, 12/15/16	310,454	0.5
500,000		Viacom, Inc., 4.375%, 03/15/43	422,286	0.6
250,000		Vodafone, 2.875%, 03/16/16	259,395	0.4
250,000		Vodafone Group PLC, 2.950%, 02/19/23	228,083	0.3
			9,036,382	13.7

		Consumer, Cyclical: 5.4%
350,000	#	Glencore Funding LLC, 2.500%, 01/15/19	339,124	0.5
330,000		Home Depot, Inc./The, 4.875%, 02/15/44	334,230	0.5
300,000		Kohl’s Corp., 4.750%, 12/15/23	304,639	0.5
650,000		O’Reilly Automotive, Inc., 3.850%, 06/15/23	623,986	0.9
325,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	316,062	0.5
350,000		Walgreen Co., 4.400%, 09/15/42	311,171	0.5
650,000		Wal-Mart Stores, Inc., 4.750%, 10/02/43	652,689	1.0
700,000		Yum! Brands, Inc., 5.350%, 11/01/43	680,309	1.0
			3,562,210	5.4

		Consumer, Non-cyclical: 9.3%
500,000		AbbVie, Inc., 4.400%, 11/06/42	466,451	0.7
370,000		Aetna, Inc., 4.125%, 11/15/42	323,691	0.5
500,000		Altria Group, Inc., 5.375%, 01/31/44	502,187	0.8
400,000		Amgen, Inc., 5.650%, 06/15/42	423,710	0.6
626,000	#	Heineken NV, 3.400%, 04/01/22	611,373	0.9
488,000		Molson Coors Brewing Co., 5.000%, 05/01/42	477,593	0.7
500,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	500,572	0.8
330,000		Mylan, Inc./PA, 5.400%, 11/29/43	332,740	0.5
315,000		Reynolds American, Inc., 4.850%, 09/15/23	325,289	0.5
315,000		Reynolds American, Inc., 6.150%, 09/15/43	340,229	0.5
500,000		St Jude Medical, Inc., 3.250%, 04/15/23	466,655	0.7
300,000		UnitedHealth Group, Inc., 3.950%, 10/15/42	254,483	0.4
500,000		WellPoint, Inc., 2.300%, 07/15/18	496,317	0.7
325,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	323,202	0.5

ING INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
350,000		Zoetis, Inc., 4.700%, 02/01/43	$327,209	0.5
			6,171,701	9.3

		Energy: 9.2%
250,000		Apache Corp., 3.625%, 02/01/21	257,456	0.4
345,000		BP Capital Markets PLC, 2.750%, 05/10/23	315,132	0.5
500,000		Chevron Corp., 3.191%, 06/24/23	480,149	0.7
300,000		Devon Energy Corp., 5.600%, 07/15/41	312,699	0.5
325,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	319,048	0.5
650,000		Enbridge, Inc., 4.000%, 10/01/23	638,572	1.0
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	463,176	0.7
500,000		Enterprise Products Operating LLC, 3.350%, 03/15/23	475,122	0.7
500,000		Kinder Morgan Energy Partners L.P., 3.450%, 02/15/23	464,580	0.7
27,000		Noble Holding International Ltd., 2.500%, 03/15/17	27,097	0.0
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	257,547	0.4
550,000		ONEOK Partners L.P., 2.000%, 10/01/17	547,576	0.8
315,000		ONEOK Partners L.P., 6.200%, 09/15/43	340,088	0.5
344,000		Petrobras Global Finance BV, 3.000%, 01/15/19	322,616	0.5
300,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	304,214	0.4
300,000		Transocean, Inc., 4.950%, 11/15/15	321,517	0.5
250,000		Williams Partners L.P., 3.800%, 02/15/15	258,351	0.4
			6,104,940	9.2

		Financial: 40.8%
300,000		Abbey National Treasury Services PLC/London, 3.050%, 08/23/18	308,438	0.5
300,000		American International Group, Inc., 3.375%, 08/15/20	301,841	0.5
350,000		American International Group, Inc., 5.850%, 01/16/18	402,031	0.6
300,000		American Tower Corp., 4.700%, 03/15/22	299,954	0.5
300,000		American Tower Corp., 5.000%, 02/15/24	302,325	0.5
650,000		Bank of America Corp., 2.600%, 01/15/19	653,281	1.0
750,000		Bank of America Corp., 3.300%, 01/11/23	709,944	1.1
500,000		Bank of America Corp., 4.100%, 07/24/23	502,297	0.8
250,000		Bank of America Corp., 8.000%, 12/29/49	278,305	0.4
200,000	#	Barclays Bank PLC, 6.050%, 12/04/17	224,294	0.3
300,000		Barclays Bank PLC, 7.625%, 11/21/22	320,250	0.5
800,000		Barclays PLC, 8.250%, 12/29/49	827,500	1.2
271,000		BioMed Realty L.P., 6.125%, 04/15/20	297,157	0.4
400,000		Boston Properties L.P., 3.800%, 02/01/24	383,726	0.6
300,000	#	BPCE SA, 5.700%, 10/22/23	309,684	0.5
200,000		Citigroup, Inc., 1.750%, 05/01/18	196,768	0.3
500,000		Citigroup, Inc., 3.500%, 05/15/23	466,059	0.7
294,000		Citigroup, Inc., 4.450%, 01/10/17	318,759	0.5
250,000		Citigroup, Inc., 4.875%, 05/07/15	262,354	0.4
300,000		Citigroup, Inc., 6.675%, 09/13/43	345,263	0.5
550,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.750%, 12/01/43	583,180	0.9
700,000	#	Credit Suisse AG, 6.500%, 08/08/23	746,375	1.1
700,000	#	Credit Suisse Group AG, 7.500%, 12/29/49	740,460	1.1
356,000		Deutsche Bank AG, 4.296%, 05/24/28	322,408	0.5
250,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	245,671	0.4
250,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	246,664	0.4
633,000		Ford Motor Co., 3.000%, 06/12/17	658,178	1.0
1,000,000		General Electric Capital Corp., 3.100%, 01/09/23	949,087	1.4
300,000		General Electric Capital Corp., 4.375%, 09/16/20	325,221	0.5
300,000		General Electric Capital Corp., 7.125%, 12/15/49	335,790	0.5
300,000		Genworth Holdings, Inc., 4.900%, 08/15/23	299,953	0.4

ING INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000		Goldman Sachs Group, Inc., 1.838%, 11/29/23	$407,109	0.6
330,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	336,024	0.5
750,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	726,512	1.1
306,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	340,505	0.5
272,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	328,764	0.5
400,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	468,200	0.7
400,000	#	HBOS PLC, 6.750%, 05/21/18	454,250	0.7
170,000		HSBC Finance Corp., 6.676%, 01/15/21	195,386	0.3
600,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	600,697	0.9
318,000		Jefferies Group, Inc., 5.125%, 01/20/23	321,750	0.5
200,000		JPMorgan Chase & Co., 1.625%, 05/15/18	195,950	0.3
1,000,000		JPMorgan Chase & Co., 3.375%, 05/01/23	932,327	1.4
250,000		JPMorgan Chase & Co., 5.150%, 05/29/49	225,625	0.3
300,000		JPMorgan Chase & Co., 6.000%, 12/29/49	288,375	0.4
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	536,111	0.8
100,000		Morgan Stanley, 4.100%, 01/26/15	103,457	0.2
1,000,000		Morgan Stanley, 4.100%, 05/22/23	968,083	1.5
500,000		Morgan Stanley, 5.000%, 11/24/25	501,695	0.8
300,000		Morgan Stanley, 5.500%, 07/28/21	335,331	0.5
250,000		Murray Street Investment Trust I, 4.647%, 03/09/17	269,329	0.4
500,000		Northern Trust Corp., 3.950%, 10/30/25	487,451	0.7
350,000		PNC Bank NA, 2.950%, 01/30/23	322,222	0.5
250,000		PNC Bank NA, 4.200%, 11/01/25	245,157	0.4
319,000		Prudential Financial, Inc., 5.625%, 06/15/43	314,215	0.5
600,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	605,022	0.9
505,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	509,250	0.8
600,000		SLM Corp., 5.500%, 01/15/19	623,018	0.9
800,000	#	Societe Generale SA, 7.875%, 12/29/49	805,800	1.2
250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	286,412	0.4
700,000		Wells Fargo & Co., 5.375%, 11/02/43	716,972	1.1
315,000		Weyerhaeuser Co., 4.625%, 09/15/23	319,751	0.5
			26,933,967	40.8

		Industrial: 3.0%
700,000	#	Aviation Capital Group Corp., 3.875%, 09/27/16	723,439	1.1
355,000		CSX Corp., 4.100%, 03/15/44	300,903	0.4
650,000		Cummins, Inc., 3.650%, 10/01/23	641,501	1.0
330,000		Rockwell Collins, Inc., 3.700%, 12/15/23	325,901	0.5
			1,991,744	3.0

		Technology: 3.9%
250,000		Apple, Inc., 3.850%, 05/04/43	208,909	0.3
250,000		Applied Materials, Inc., 4.300%, 06/15/21	258,840	0.4
500,000		EMC Corp./MA, 3.375%, 06/01/23	480,571	0.7
320,000		Hewlett-Packard Co., 2.600%, 09/15/17	325,288	0.5
500,000		Intel Corp., 4.250%, 12/15/42	442,014	0.7
328,000		Microsoft Corp., 3.625%, 12/15/23	328,636	0.5
500,000		Oracle Corp., 3.625%, 07/15/23	496,161	0.8
			2,540,419	3.9

		Utilities: 5.7%
344,000		CMS Energy Corp., 4.700%, 03/31/43	321,040	0.5
50,000		Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	55,847	0.1
100,000		Detroit Edison Co, 3.450%, 10/01/20	102,411	0.1
419,000		Duke Energy Corp., 5.050%, 09/15/19	465,470	0.7
324,000		FirstEnergy Corp., 2.750%, 03/15/18	318,521	0.5
250,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	247,539	0.4
500,000		Nisource Finance Corp., 3.850%, 02/15/23	481,284	0.7
334,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	310,894	0.5
325,000		PSEG Power LLC, 4.300%, 11/15/23	323,655	0.5
250,000		Public Service Co. of Colorado, 3.200%, 11/15/20	251,356	0.4

ING INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
438,000	Public Service Electric & Gas Co., 3.750%, 03/15/24	$439,780	0.6
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	112,603	0.2
315,000	Southern Co/The, 2.450%, 09/01/18	319,969	0.5
		3,750,369	5.7

	Total Corporate Bonds/Notes
	(Cost $62,521,262)	62,805,299	95.1

U.S. TREASURY OBLIGATIONS: 2.9%
	U.S. Treasury Bonds: 0.7%
509,000	3.625%, due 08/15/43	478,818	0.7

	U.S. Treasury Notes: 2.2%
343,000	1.500%, due 12/31/18	338,967	0.5
1,158,000	2.750%, due 11/15/23	1,130,950	1.7
		1,469,917	2.2

	Total U.S. Treasury Obligations
	(Cost $1,971,856)	1,948,735	2.9

	Total Investments in Securities
	(Cost $64,493,118)	$64,754,034	98.0
	Assets in Excess of Other Liabilities	1,317,317	2.0
	Net Assets	$66,071,351	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $64,513,669.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,112,062
Gross Unrealized Depreciation	(871,697)
Net Unrealized Appreciation	$240,365

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$62,805,299	$—	$62,805,299
U.S. Treasury Obligations	$—	$1,948,735	$—	$1,948,735
Total Investments, at fair value	$—	$64,754,034	$—	$64,754,034
Other Financial Instruments+
Futures	574,395	—	—	574,395
Total Assets	$574,395	$64,754,034	$—	$65,328,429
Liabilities Table
Other Financial Instruments+
Futures	$(387,298)	$—	$—	$(387,298)
Total Liabilities	$(387,298)	$—	$—	$(387,298)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

ING INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS as of December 31, 2013 (Unaudited) (Continued)

ING Investment Grade Credit Fund Open Futures Contracts on December 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	11	03/31/14	$2,417,938	$(3,887)
U.S. Treasury 5-Year Note	235	03/31/14	28,038,437	(372,311)
U.S. Treasury Ultra Long Bond	5	03/20/14	681,250	(11,100)
			$31,137,625	$(387,298)
Short Contracts
U.S. Treasury 10-Year Note	(168)	03/20/14	(20,671,876)	400,616
U.S. Treasury Long Bond	(76)	03/31/14	(9,751,750)	173,779
			$(30,423,626)	$574,395

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$574,395
Total Asset Derivatives		$574,395

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$387,298
Total Liability Derivatives		$387,298

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

ING Separate Portfolios Trust

By

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    February 21, 2014

By

/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:    February 21, 2014